LONG-TERM OPERATIONAL COMMITMENTS - Purchase of Fixed and Intangible Assets (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
2023
Purchase of Fixed and Intangible Assets
Total	R$ 872,635
2023 | Eletronuclear
Purchase of Fixed and Intangible Assets
Total	221,137
2023 | CGT Eletrosul
Purchase of Fixed and Intangible Assets
Total	364,615
2023 | Chesf
Purchase of Fixed and Intangible Assets
Total	286,883
2024
Purchase of Fixed and Intangible Assets
Total	781,572
2024 | Eletronuclear
Purchase of Fixed and Intangible Assets
Total	318,078
2024 | CGT Eletrosul
Purchase of Fixed and Intangible Assets
Total	202,181
2024 | Chesf
Purchase of Fixed and Intangible Assets
Total	261,313
2025
Purchase of Fixed and Intangible Assets
Total	384,519
2025 | Eletronuclear
Purchase of Fixed and Intangible Assets
Total	46,965
2025 | CGT Eletrosul
Purchase of Fixed and Intangible Assets
Total	27,703
2025 | Chesf
Purchase of Fixed and Intangible Assets
Total	309,851
2026
Purchase of Fixed and Intangible Assets
Total	135,066
2026 | Eletronuclear
Purchase of Fixed and Intangible Assets
Total	10,535
2026 | Chesf
Purchase of Fixed and Intangible Assets
Total	124,531
2027
Purchase of Fixed and Intangible Assets
Total	6,564
2027 | Chesf
Purchase of Fixed and Intangible Assets
Total	R$ 6,564